Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,761,904
Proposed Maximum Offering Price per Unit | $ / shares	2.2
Maximum Aggregate Offering Price	$ 10,476,188.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,446.76
Offering Note

(1)	a)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby an indeterminate number of additional shares of common stock, par value $0.0001 per share, of the Registrant (the “Common Stock”) as may be issued or issuable resulting from stock splits, stock dividends or similar transactions.

b)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Capital Market on August 17, 2026, which date is a date within five business days of the filing of the Registration Statement.